Trade receivable	12 Months Ended
Dec. 31, 2021
Trade receivable
Trade receivable

6. Trade receivable

An aging analysis of the trade receivable as of December 31, 2020 and 2021, based on the invoice date and net of provisions, is as follows:

	As of December 31,
	2020	2021
Within 3 months	10,429	16,462
Between 3 months and 6 months	18,914	890
Between 6 months and 1 year	77,903	—
More than 1 year	8,303	103,189
Total	115,549	120,541